CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Asset Management Trust (1933 Act File No. 333-162441; 1940 Act File No. 811-22338) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statements of additional information used with respect to Class A, Class A2, Class C, Class C1, Class FI, Class R, Class R1, Class I and Class IS, as applicable, of Legg Mason Batterymarch Emerging Markets Trust, Legg Mason Batterymarch International Equity Trust, Legg Mason Batterymarch U.S. Small-Capitalization Equity Portfolio, Legg Mason BW Global Opportunities Bond Fund and Legg Mason BW International Opportunities Bond Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (“Amendment No. 60”), and (b) that Amendment No. 60 was filed electronically.

Dated as of: May 3, 2013	By:	/s/ Richard Wachterman
Name: Richard Wachterman
Title: Assistant Secretary